INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)	The components of income tax expense are as follows:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Current tax expense	258	286
Total income tax expense	258	286